Notes Payable (Details Textual) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended							12 Months Ended				1 Months Ended		12 Months Ended				0 Months Ended		1 Months Ended	3 Months Ended			0 Months Ended	3 Months Ended		12 Months Ended			1 Months Ended		1 Months Ended				12 Months Ended			12 Months Ended		12 Months Ended
	Oct. 21, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Feb. 15, 2013	Jan. 30, 2013	Jun. 06, 2012	Feb. 03, 2012	Feb. 03, 2013 Relatives Of Officers and Directors [Member]	Dec. 31, 2012 Roy Haddix [Member]	Dec. 31, 2012 Settlement Of Debt [Member]	Jan. 14, 2013 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member]	Aug. 07, 2012 Promissory Note [Member]	Jun. 20, 2012 Promissory Note [Member]	Dec. 31, 2012 Promissory Note [Member]	Feb. 22, 2001 Promissory Note [Member]	Aug. 08, 2012 Jmj Note [Member]	Aug. 07, 2012 Jmj Note [Member]	Nov. 08, 2012 Jmj Note [Member] Amendment [Member]	Dec. 31, 2012 Convertible Promissory Notes [Member]	Mar. 24, 2004 Notes Payable To Banks [Member]	Mar. 31, 2013 Notes Payable To Banks [Member]	Mar. 31, 2012 Notes Payable To Banks [Member]	Mar. 31, 2004 Notes Payable To Banks [Member]	Jul. 17, 2009 Notes Payable To Ohio State [Member]	Mar. 31, 2012 Notes Payable To Ohio State [Member]	Dec. 31, 2010 Notes Payable To Ohio State [Member]	Dec. 31, 2012 Notes Payable To Ohio State [Member]	Dec. 31, 2010 Notes Payable To Ohio State [Member]	Dec. 31, 2009 Notes Payable To Ohio State [Member]	Jun. 21, 2011 Notes Payable To Advisor [Member]	Feb. 11, 2011 Notes Payable To Advisor [Member]	Jun. 03, 2011 Notes Payable To Ohio State Development Authority [Member]	Jun. 17, 2009 Notes Payable To Ohio State Development Authority [Member]	Jul. 20, 2012 Convertible Notes To Employees and Friends and Family [Member]	Jun. 06, 2012 Note Payable To Unrelated Third Party [Member]	Dec. 31, 2012 Notes Payable, Other Payables [Member]	Dec. 31, 2011 Notes Payable, Other Payables [Member]	Mar. 31, 2013 Notes Payable, Other Payables [Member]	Dec. 31, 2012 Notes To Advisor and Shareholder [Member]	Dec. 31, 2011 Notes To Advisor and Shareholder [Member]	Dec. 31, 2012 Note Combination One [Member]	Dec. 31, 2012 Note Combination Two [Member]	Dec. 31, 2012 Note Combination Four [Member]	Dec. 31, 2012 Note Combination Five [Member]	Dec. 31, 2012 Note Combination Six [Member]	Dec. 31, 2012 Note Combination Twenty Six [Member]	Dec. 31, 2012 Notes To Alpharion [Member]	Dec. 31, 2011 Notes To Alpharion [Member]
Notes Payable to Bank, Noncurrent																							$ 201,024			$ 201,024
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate								10.00%									8.65%						6.25%			6.25%	6.00%									6.00%
Proceeds from Loans																															270,021	742,479
Debt Instrument, Periodic Payment																							3,826			3,826			23,779	23,779
Deferred interest expense		52,065		41,440	17,063
Interest-bearing Domestic Deposit, Certificates of Deposits																							200,000			200,000
Notes and Loans, Noncurrent																											1,012,500								750,000	1,012,500
Participating Mortgage Loans, Participation Liabilities, Amount																											101,250			101,250					75,000
Notes payable - current		186,076		563,009	747,778																													200,000				50,000				1,101,556
Short-term Debt, Percentage Bearing Fixed Interest Rate				10.00%																														5.00%				10.00%
Debt Instrument, Increase (Decrease) for Period, Net																																	235,000
Debt Instrument, Interest Rate During Period											3.25%																															3.25%		3.25%	3.25%	3.25%	3.25%	3.25%	3.25%
Debt Instrument Interest Rate Second Twelve Months																																			7.00%
Debt Instrument, Interest Rate, Effective Percentage															5.00%	5.00%																			5.60%
Debt Instrument, Interest Rate at Period End										10.00%																									5.60%
Debt Instrument, Interest Rate, Stated Percentage																																			1.00%
Interest Payable																																					6,138		133,894	69,930	96,827
Long-Term Debt, Maturities, Repayments Of Principal In Next Twelve Months		186,076		670,527
Accrued Loan Participation Fees																																							104,277	66,682	112,613
Deferred Finance Costs, Net																																							26,954	36,119	24,875
Sale of Stock, Price Per Share													$ 0.32																								$ 0.84
Derative Loss				15,470	0
Discount On Sale Of Stock																																					50.00%
Common Stock Closing Price Per Share																		$ 0.30																			$ 1.68
Debt Discount Rate, Percent															10.00%
Debt Instrument, Maturity Date, Description															The Conversion Price is the lesser of $1.50 or 70% of the lowest trade price in the 25 trading days previous to the conversion.		On November 11. 2012 the maturity was extended to November 24, 2012.										September 1, 2015
Debt Instrument, Interest Rate Terms																												Increase to 10% per annum.
Accounts Payable and Accrued Liabilities		23,056		23,056
Debt Instrument, Convertible, Conversion Price															$ 1.50		$ 0.30
Debt Conversion, Description															The Conversion Price is the lesser of $1.50 or 70% of the lowest trade price in the 25 trading days previous to the conversion.
Debt, Weighted Average Interest Rate															18.00%
Debt Instrument, Debt Default, Amount															100,000
Convertible note payable, net of discount		0		107,518	0
Loss on deravative		15,470	0	(15,470)	0
Notes Payable, Current1																																										629,056	472,500
Stock issued for services (in shares)	75,000
Debt Instrument, Fair Value Disclosure				109,905
Amortization Of Debt Discount (Premium)		23,252		20,864																	23,252
Total notes payable to advisor		1,588,998		2,179,792	2,276,693
Interest Expense		61,379	55,349	298,947	174,456																			61,379	47,386														255,192	154,121
Notes Payable Principal And Interest Periodic Payment																																			14,860
Common Stock, Par or Stated Value Per Share		$ 0.001		$ 0.001	$ 0.001								$ 0.001	$ 0.001			$ 0.001	$ 0.001				$ 0.001
Notes Payable, Related Parties, Current		255,415		95,000	0																																					469,500	472,500
Debt Instrument, Description																					The Company and JMJ entered into an amendment to the $400,000 Note extending the repayment date to 180 days from August 8, 2012 for a fee of 15% added to the $400,000 Note, such that the current balance on the $400,000 Note equals the $100,000 consideration plus the $11,111 original issue discount plus the 5% one-time interest charge of $5,556 plus the 15% extension fee of $17,500.00 for a total current balance due of $134,166.66.
Notes Payable												400,000
Debt Instrument Accured Interest				23,056
Debt Instrument, Maturity Date											Jan. 15, 2013					Jul. 01, 2014																												Jan. 28, 2013	Jan. 15, 2013	Jan. 15, 2013	Jan. 15, 2013	Jan. 15, 2013	Feb. 11, 2013
Conversion Of Notes To Restricted Stock				632,056
Notes Payable Principal Amount											150,000																																	118,556	115,000	111,500	19,000	94,000	24,000
Convertible Notes Payable, Current							154,292		130,000	50,000					400,000				400,000	400,000	154,292
Issue Of Restricted Stock On Conversion Of Convertible Promissory Notes											500,000																																	395,186	383,333	371,666	63,333	313,333	80,000
Restricted Common Stock Par Value											$ 0.001																																	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Restricted Common Stock Share Price						$ 0.29					$ 0.30																																	$ 0.30	$ 0.30	$ 0.30	$ 0.30	$ 0.30	$ 0.30
Surrender Value Of Notes											150,000
Notes Issued Value																																																		$ 469,500	$ 472,500